Revenue - Schedule of Revenue from the Transfer of Goods and Services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	$ 39,325,839	$ 20,674,691
Goods or services transferred at point in time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		149,669
Goods or services transferred over time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	39,325,839	20,459,534
Hardware [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		20,616
Hardware [Member] | Goods or services transferred at point in time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		20,616
Hardware [Member] | Goods or services transferred over time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue
Software [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		194,541
Software [Member] | Goods or services transferred at point in time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		194,541
Software [Member] | Goods or services transferred over time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue
Service [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	39,325,839	20,459,534
Service [Member] | Goods or services transferred at point in time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue
Service [Member] | Goods or services transferred over time [member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	39,325,839	20,459,534
Customer Contracts [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	39,325,839	20,674,691
Customer Contracts [Member] | Hardware [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		20,616
Customer Contracts [Member] | Software [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		194,541
Customer Contracts [Member] | Service [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	39,325,839	20,459,534
Total Revenue Streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	63,052,678	21,183,168
Total Revenue Streams [Member] | Hardware [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	22,920,688	22,557
Total Revenue Streams [Member] | Software [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue		194,541
Total Revenue Streams [Member] | Service [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	40,131,990	20,966,070
Inter-Revenue Streams [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	(23,726,839)	(508,477)
Inter-Revenue Streams [Member] | Hardware [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	(22,920,688)	(1,941)
Inter-Revenue Streams [Member] | Software [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue
Inter-Revenue Streams [Member] | Service [Member]
Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total Revenue	$ (806,151)	$ (506,536)